Variable interest entities (Details 2) (CNY)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 20, 2008	Oct. 25, 2011	Dec. 10, 2013	Jul. 30, 2013
Consolidated VIEs
Amount of fees paid by VIEs
Payment terms for invoices billed to VIEs	10 days
Fees paid by VIEs, minimum percentage of revenues generated	45.00%
Fees paid by VIEs, maximum percentage of revenues generated	75.00%
Fees paid to VIEs, amount	1,428,113,295	1,217,670,080	1,058,328,538
Beijing Perfect World Software Co., Ltd. (PW Software) | Beijing Perfect World Network Technology Co., Ltd. (PW Network)
Contractual arrangements with VIEs and payment by VIEs
Limit of indebtedness for PW Network in the development agreement	400,000
Option to purchase equity interest in PW Network, minimum amount	10,000
Amount of fees paid by VIEs
Period of prior notice for exclusive technology support and service agreement	P30D
Period of prior notice for call option agreement	P30D
Beijing Perfect World Software Co., Ltd. (PW Software) | Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (PW Literature)
Contractual arrangements with VIEs and payment by VIEs
Interest-free loan which the entity has agreed to make to each equity owner of VIEs				500,000
Term of loan				20 years
Beijing Perfect World Software Co., Ltd. (PW Software) | Tianjin Trendsters Investment Co., Ltd. (Trendsters Investment)
Contractual arrangements with VIEs and payment by VIEs
Interest-free loan which the entity has agreed to make to each equity owner of VIEs					500,000
Term of loan					20 years
Beijing Perfect World Game Software Co., Ltd. (PW Game Software) | Beijing Perfect World Digital Technology Co., Ltd. (PW Digital Technology)
Contractual arrangements with VIEs and payment by VIEs
Interest-free loan which the entity has agreed to make to each equity owner of VIEs						1,000,000	9,000,000
Term of loan						20 years	20 years